Reverse Recapitalization and Related Transactions	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Reverse Recapitalization and Related Transactions
Note 3. Reverse Recapitalization and Related Transactions
On October 20, 2021, the transactions contemplated by the Merger Agreement closed and, among other things and upon the terms and subject to the conditions of the Merger Agreement, the following occurred:
•At the closing, a wholly owned subsidiary of Legacy BowX merged with an into Legacy WeWork, with Legacy WeWork the surviving corporation becoming a wholly owned subsidiary of Legacy BowX (the "Merger"). The surviving corporation was renamed New WeWork Inc.
•Immediately following the Merger, New WeWork Inc. merged with and into BowX Merger Subsidiary II, LLC, a wholly owned subsidiary of Legacy BowX (Merger Sub II) (the "Second Merger"), with Merger Sub II being the surviving entity of the Second Merger. The surviving entity was renamed WW Holdco LLC.
•Legacy BowX was renamed WeWork Inc.
At the closing of and in connection with the Business Combination, the following occurred:
•Subscription Agreements. Legacy BowX entered into subscription agreements with certain investors ("PIPE Investors") whereby it issued 80 million shares of common stock for an aggregate purchase price of $800.0 million, which closed substantially concurrently with the closing of the Business Combination. In addition, Legacy BowX entered into a backstop subscription agreement with DTZ Worldwide ("Backstop Investor") whereby it would issue up to 15 million shares of the Company's Class A common stock for an aggregate purchase price of up to $150.0 million, depending on the level of public shareholder redemptions. Substantially concurrently with the closing of the Business Combination, the Backstop Investor subscribed for 15 million shares of the Company's Class A common stock for an aggregate purchase price of $150.0 million.
•Exchange of Legacy WeWork Stock. Each outstanding share of Legacy WeWork Class A common stock and all series of preferred stock were exchanged for 0.82619 shares (the "Exchange Ratio") of WeWork Inc. Class A common stock. Holders of Legacy WeWork Class C common stock received shares of WeWork Inc. Class C common stock determined by application of the Exchange Ratio. Outstanding options and warrants to purchase Legacy WeWork common stock and restricted stock units ("RSUs") were converted into the right to receive options or warrants to purchase shares of Class A common stock or RSUs representing the right to receive shares of Class A common stock, as applicable, on the same terms and conditions that are in effect with respect to such options, warrants or RSUs on the day of the closing of the Business Combination, subject to adjustments using the Exchange Ratio.
•First Warrants. The Company issued warrants to SoftBank affiliates to purchase 39,133,649 shares of the Company's Class A common stock at a price per share of $0.01 (the "First Warrants"). The First Warrants were issued as an inducement to obtain SoftBank and its affiliates’ support in effectuating the automatic conversion of Legacy WeWork preferred stock on a one-to-one basis to Legacy WeWork common stock. The First Warrants will expire on the tenth anniversary of the closing of the Business Combination and were recorded to additional paid-in capital in the consolidated balance sheet. See Note 20 for further discussion on the First Warrants.
•Private and Public Warrants. Prior to the Business Combination, Legacy BowX issued 16,100,000 public warrants ("Public Warrants") and 7,173,333 private placement warrants ("Private Warrants"). Upon closing of the Business Combination, the Company assumed the Public Warrants and the Private Warrants. Each of the Public Warrants and Private Warrants entitles the holder to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustments. The Public Warrants and Private Warrants are exercisable at any time commencing 30 days after the completion of the Business Combination, and terminating five years after the Business Combination. See Note 13 and Note 20 for further discussion on the Private Warrants and Public Warrants, respectively.
•Legacy BowX Trust Account. The Company received gross cash consideration of $332.9 million as a result of the reverse recapitalization.
•Transaction Costs. The Company incurred $69.5 million of equity issuance costs, consisting of financial advisory, legal, share registration, and other professional fees, which are recorded to additional paid-in capital as a reduction of transaction proceeds.
The above transactions was accounted for as a reverse recapitalization under U.S. GAAP whereby Legacy BowX was determined to be the accounting acquiree and Legacy WeWork the accounting acquirer. This accounting treatment is equivalent to Legacy WeWork issuing common stock for the net assets of Legacy BowX, accompanied by a recapitalization. The net assets of Legacy BowX are recorded at historical cost whereby no goodwill or other intangible assets are recorded. Operations prior to the Business Combination are those of Legacy WeWork. As a result of the Business Combination completed on October 20, 2021, prior period share and per share amounts presented in the accompanying consolidated financial statements and these related notes have been retroactively converted using the Exchange Ratio.
The number of shares of common stock issued immediately following the Business Combination was as follows:

	Number of Shares
	Class A	Class C
Legacy WeWork Stockholders	559,124,587	19,938,089
Legacy BowX Sponsor & Sponsor Persons	9,075,000	—
Legacy BowX Public Stockholders	33,293,214	—
PIPE Investors	80,000,000	—
Backstop Investor	15,000,000	—
Total	696,492,801	19,938,089